Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	ARDAGH METAL PACKAGING S.A.
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001845097
Amendment Flag	false